Termination of The Plan	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
Termination of The Plan

NOTE D - TERMINATION OF THE PLAN

The Company expects and intends to continue the Plan indefinitely but reserves the right to amend or terminate the Plan at any future date subject to the provisions of ERISA. However, no such amendment or termination shall affect the account balance of any participant as of the date such amendment or termination takes effect, as all participants are vested at all times.